TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Gross tax liabilities, beginning balance	$ 1,284	$ 1,442	$ 417
Increase in tax positions for current year	1,201	594	493
Increase of tax position of prior years	252	270	541
Decrease related to settlement with the tax authorities		(1,022)
Decrease in foreign currency adjustments			(9)
Gross tax liabilities, ending balance	$ 2,737	$ 1,284	$ 1,442